CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year after taxation	£ (43,267)	£ (40,489)	£ (39,410)
Items that may subsequently be reclassified to profit or loss:
Foreign exchange differences arising on consolidation of foreign operations	(134)	544	(677)
Total other comprehensive income/(expense) for the year	(134)	544	(677)
Total comprehensive expense for the year	£ (43,401)	£ (39,945)	£ (40,087)